Income taxes - Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
$
Income tax expense in international offices taxed at different rates	$ 232	$ (2,104)	$ (904)
Change in valuation allowance	597	87	466
Prior year tax adjustments	(55)	(71)	80
Other - net	313	2,815	1,634
Total tax expense	$ 1,087	$ 727	$ 1,276
%
Income tax expense in international offices taxed at different rates	0.20%	(1.80%)	(1.10%)
Change in valuation allowance	0.40%	0.10%	0.60%
Prior year tax adjustments	0.00%	(0.10%)	0.10%
Other - net	0.20%	2.40%	2.00%
Income tax expense (benefit) at effective tax rate	0.70%	0.60%	1.60%